Segment Information - Summary of Financial Information by Geographical Area (Parenthetical) (Detail) - Sales revenue [Member] - Canpotex customer [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	31.00%	33.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	22.00%	18.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	10.00%	10.00%
Other Asian countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	27.00%	31.00%
Other countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	10.00%	8.00%